Borrowed Funds (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Fixed rate advances from the FHLB	$ 30,100	$ 28,000
Putable advances from the FHLB	0	5,000
Line of credit at FHLB	714	0
Other	84	207
Total	$ 30,898	$ 33,207